Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Omnicom has adopted a policy regarding grants of equity awards, which provides, among other things, that grants of equity awards to non-employee members of the Board shall be approved by the full Board and any other grants must be approved by the Compensation Committee. With limited exceptions, the grant date of any equity award will be the date of the Board or Compensation Committee meeting at which the award is approved and the exercise price, if applicable, will be no less than the closing price of Omnicom’s common stock on such date. This policy generally prohibits the grant of equity awards during periods when trading in our common stock is prohibited due to the imposition of a blackout period for possession of material, non-public information. If awards are granted during a time when trading in common stock is prohibited, the Compensation Committee and the Board must consider the possible impact of any material non-public information on the value of such equity awards. To the extent practicable, all awards granted by the Compensation Committee must be granted on pre-established meeting dates for the Compensation Committee. During 2025, no options were granted to our named executive officers in the period beginning four business days before the filing of a periodic report on Form 10-Q or Form 10-K, or the filing or furnishing of a current report on Form 8-K that discloses material nonpublic information.